UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23369

HIGHLAND GLOBAL ALLOCATION FUND

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 357-9167

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

A copy of the Semi-Annual Report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Highland Global Allocation Fund

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (highlandfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by contacting the Funds’ transfer agent at 1-877-665-1287.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-665-1287 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Highland Global Allocation Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Global Allocation Fund

Objective

Highland Global Allocation Fund seeks to provide long-term growth of capital and future income (future income means the ability to pay dividends in the future.)

Net Assets as of March 31, 2019

$351.8 million

Portfolio Data as of March 31, 2019

The information below provides a snapshot of Highland Global Allocation Fund at the end of the reporting period. Highland Global Allocation Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/19	Percentage (based on Total Investments)*

U.S. Equity	51.0%
U.S. Master Limited Partnership	14.1%
U.S. Senior Loan	8.6%
Non-U.S. Government Bonds	7.0%
Non-U.S. Equity	6.5%
U.S. Registered Investment Companies	3.3%
Non-U.S.Asset-Backed Securities	2.4%
U.S. Agency Collateralized Mortgage Obligation	1.9%
U.S. Preferred Stock	1.4%
U.S. Rights	1.1%
Non-U.S. Corporate Bonds & Notes	0.5%
Purchased Call Options	0.4%
U.S. Corporate Bonds & Notes	0.2%
Non-U.S. Preferred Stock	0.2%
U.S. Warrant	0.1%
Non-U.S. Warrant	0.0%
Non-U.S. Registered Investment Companies	0.7%
U.S. Cash Equivalent	0.6%
100.0%

Top 10 Holdings as of 3/31/2019 (%)(1)

Vistra Energy Corp. (U.S. Equity)	30.1
TerreStar Corporation (U.S. Equity)	13.7
Argentine Republic Government International Bond 3.75%, 12/31/2038 (Non-U.S. Government Bonds)	10.3
Energy Transfer Equity LP, (U.S. Master Limited Partnerships)	7.2
MPM Holdings, Inc. (U.S. Equity)	6.3
Fieldwood Energy LLC, Closing Date Loan, 2nd Lien 9.75%, 4/11/2023 (U.S. Senior Loans)	5.9
Williams Cos., Inc. (U.S. Equity)	4.8
Highland Energy MLP Fund, (U.S. Master Limited Partnerships)	4.4
TerreStar Corporation Term Loan A 11.00%, 2/27/2020 (U.S. Senior Loans)	3.8
MPLX LP, (U.S. Master Limited Partnerships)	3.8

(1)	Asset classifications and holdings are calculated as a percentage of total net assets and net of long and short positions.

Semi-Annual Report	1

FINANCIAL STATEMENTS

March 31, 2019	Highland Global Allocation Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details the Fund’s holdings and its market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Global Allocation Fund

Shares		Value ($)

U.S. Equity - 76.6%

CHEMICALS - 0.2%
881,773	Vertellus Specialties Inc. (a)(b)	626,059

COMMUNICATION SERVICES - 15.1%
129,945	Loral Space & Communications, Inc. (c)(d)	4,684,517
169,531	TerreStar Corporation (a)(b)(e)(f)	48,421,444

		53,105,961

CONSUMER DISCRETIONARY - 2.3%
233,715	K12, Inc. (d)(g)	7,976,693
698	Lennar Corp., Class B (g)	27,306

		8,003,999

ENERGY - 7.2%
5,000	Continental Resources, Inc. (c)(d)	223,850
30,000	NextDecade Corp. (c)(d)(g)	165,600
59,200	Plains GP Holdings LP, Class A (c)	1,475,264
60,000	SemGroup Corp., Class A (c)	884,400
12,000	Shell Midstream Partners LP (c)	245,400
125,800	Targa Resources Corp. (c)(g)	5,226,990
121	Transocean (c)(d)	1,054
596,100	Williams Cos., Inc. (c)(g)	17,119,992

		25,342,550

FINANCIAL - 0.5%
4,500	CIT Group, Inc. (c)	215,865
10,500	Citigroup, Inc.	653,310
19,556	Ditech Holding Corp. (d)	2,836
335,000	Medley Capital	1,041,850

		1,913,861

HEALTHCARE - 6.1%
15,200	Aerie Pharmaceuticals, Inc. (d)	722,000
65,900	Collegium Pharmaceutical, Inc. (d)	997,726
66,100	Heron Therapeutics, Inc. (d)	1,615,484
269,506	Minerva Neurosciences, Inc. (d)(g)	2,118,317
5,300	Molina Healthcare, Inc. (d)	752,388
345,350	Patterson Cos., Inc.	7,545,897
75,000	Portola Pharmaceuticals, Inc. (d)(g)	2,602,500
56,009	Quorum Health Corp. (d)	78,413
152,800	Surgery Partners, Inc. (d)(g)	1,723,584
387,600	TG Therapeutics, Inc. (d)(g)	3,116,304
2,800	Ultragenyx Pharmaceutical, Inc. (d)	194,208

		21,466,821

INDUSTRIALS - 0.7%
80,249	American Airlines Group, Inc. (c)(g)	2,548,708

INFORMATION TECHNOLOGY - 2.3%
342,949	Avaya Holdings Corp. (c)(d)	5,771,832
3,406	Black Knight, Inc. (c)(d)	185,627
21,300	CDK Global, Inc.	1,252,866
6,200	Fortinet, Inc. (c)(d)	520,614
3,800	QUALCOMM, Inc. (c)	216,714

		7,947,653

Shares		Value ($)

MATERIALS - 7.5%
730,484	MPM Holdings, Inc. (d)	21,951,044
219,800	United States Steel Corp. (c)(g)	4,283,902

		26,234,946

MEDIA - 0.6%
16,054,749	Gambier Bay LLC (a)(b)(c)(e)	2,207,528

REAL ESTATE - 2.5%
61,625	Brookdale Senior Living, Inc. (d)	405,492
114,300	Independence Realty Trust, Inc., REIT	1,233,297
101,918	Jernigan Capital, Inc., REIT (g)	2,144,355
25,380	Macerich Co. (The), REIT (g)	1,100,223
61,076	NexPoint Residential Trust, REIT (e)	2,341,654
44,387	RAIT Financial Trust, REIT (d)	81,672
280,000	United Development Funding IV, REIT (d)	1,495,200

		8,801,893

UTILITIES - 31.6%
1,150	NRG Energy, Inc. (c)	48,852
294,300	PG&E (d)	5,238,540
4,075,000	Vistra Energy Corp. (c)(g)	106,072,250

		111,359,642

	Total U.S. Equity (Cost $334,988,171)	269,559,621

U.S. Master Limited Partnerships - 21.1%

ENERGY - 21.1%
1,661,400	Energy Transfer Equity LP (c)(g)	25,535,718
370,100	Enterprise Products Partners LP (c)(g)	10,769,910
4,895,224	Highland Energy MLP Fund, Class Y (c)(e)	15,517,860
407,800	MPLX LP (c)	13,412,542
283,255	Western Midstream Partners LP	8,882,877

	Total U.S. Master Limited Partnerships (Cost $109,901,761)	74,118,907

Principal Amount ($)

U.S. Senior Loans (h) - 12.8%

CHEMICALS - 0.3%
1,102,216	Vertellus Holdings LLC Second Lien Term Loan, 10/31/21 (a)(b)	1,067,937

COMMUNICATION SERVICES - 4.2%
1,928,571	iHeartCommunications, Inc. Tranche D Term Loan, 01/22/19 (c)(i)	1,380,857
13,548,395	TerreStar Corporation Term Loan A, cash/0% PIK 02/27/20 (a)(b)(e)	13,534,846

		14,915,703

ENERGY - 5.8%
23,743,431	Fieldwood Energy LLC, Closing Date Loan, 2nd Lien, VAR LIBOR USD 3 Month + 7.250%, 04/11/23	20,300,633

See Glossary on page 8 for abbreviations along with accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (h) (continued)

FINANCIAL - 0.4%
2,067,113	Ditech Holding Corporation, Tranche B Term Loan, VAR LIBOR USD 3 Month + 6.000%, 06/30/22 (i)	1,424,582

RETAIL - 1.5%
1,971,697	Academy, Ltd., Initial Term Loan, VAR LIBOR USD 3 Month + 4.000%, 07/01/22	1,431,945
7,088,378	Toys ‘R’ Us-Delaware, Inc., Term Loan B-4, 04/24/20 (c)(i)	3,822,280

		5,254,225

SERVICE - 0.5%
2,500,000	Advantage Sales & Marketing Inc., Term Loan, 2nd Lien, VAR LIBOR USD 3 Month + 6.500%, 07/25/22	1,846,875

UTILITIES - 0.1%
471,039,553	Texas Competitive Electric Holdings Co., LLC, Extended Escrow Loan, (j)	259,072

	Total U.S. Senior Loans (Cost $63,967,542)	45,069,027

Non-U.S. Government Bonds (c) - 10.6%

REGIONAL AUTHORITY - 0.3%
40,000,000	Provincia de Buenos AiresArgentina Deposit Rates BADLAR Pvt Banks VAR 30-35d Argentina BADLAR Private Banks + 3.830%, 45.78%, 05/31/22	884,609

SOVEREIGN - 10.3%
62,500,000	Argentine Republic Government International Bond 3.75%, 5.25%, 3/31/29, 12/31/38 (k)	36,328,125

	Total Non-U.S. Government Bonds (Cost $32,850,876)	37,212,734

Shares

Non-U.S. Equity - 9.9%

BANKS - 0.1%
100,000	Banco del Bajo SA (c)(l)	198,737

COMMUNICATION SERVICES - 0.6%
131,733	Cablevision Holdings Spon GDR (c)(d)	1,844,262
38,933	Grupo Clarin SA GDR, Class B (c)(d)(g)	81,759

		1,926,021

CONSUMER DISCRETIONARY - 2.7%
18,569	MercadoLibre, Inc. (c)(d)	9,428,038
10,000	Netshoes Cayman, Ltd. (c)(d)(g)	16,500

		9,444,538

CONSUMER STAPLES - 0.5%
230,342	Adecoagro SA (c)(d)(g)	1,587,056

Shares		Value ($)

ENERGY - 0.2%
48,845	Transportadora de Gas del Sur ADR (c)	642,800

FINANCIAL - 0.9%
45,000	Banco do Brasil (d)	560,577
14,913	Banco Macro SA ADR (c)	682,419
100,000	FGL Holdings (c)(g)	787,000
188,858	Grupo Supervielle SA ADR (c)	1,148,257

		3,178,253

HEALTHCARE - 0.0%
5,000	Idorsia, Ltd. (c)(d)(g)	87,961

INDUSTRIALS - 3.0%
207,200	Air France-KLM (c)(d)	2,332,364
445,098	America Airports (c)(d)	3,680,960
200,000	Atento SA (c)(d)(g)	722,000
125,000	GL Events (c)	2,736,950
160,000	Localiza Rent a Car (d)	1,344,811

		10,817,085

REAL ESTATE - 0.0%
6,453	IRSA Propiedades Comerciales Sa ADR (c)	132,287

UTILITIES - 1.9%
202,250	Central Puerto Spon ADR (c)	1,858,678
234,500	Cia Energetica de Minas Gerais (c)	1,000,257
124,500	Pampa Energia Spon ADR (c)(d)	3,432,465
25,000	Voltalia (c)(d)	272,291

		6,563,691

	Total Non-U.S. Equity (Cost $45,416,292)	34,578,429

Principal Amount ($)

Non-U.S. Asset-Backed Securities (c)(l) - 3.7%
4,000,000	Acis CLO, Ltd., Series 2014-3A, Class E VAR LIBOR USD 3 Month + 4.750%, 7.49%, 2/1/2026 (m)	3,591,800
3,500,000	Acis CLO, Ltd., Series 2014-5A, Class E1 VAR LIBOR USD 3 Month + 6.520%, 9.06%, 11/1/2026 (m)	3,368,750
4,000,000	Acis CLO, Ltd., Series 2014-4A, Class F VAR ICE LIBOR USD 3 Month + 5.150%, 7.69%, 5/1/2026 (m)	3,180,000
2,500,000	Acis CLO, Ltd., Series 2014-4A, Class E VAR LIBOR USD 3 Month + 4.800%, 7.54%, 5/1/2026 (m)	2,193,750
396,370	Highland Park CDO I, Ltd., Series 2006-1A, Class A2 VAR LIBOR USD 3 Month + 0.400%, 3.05%, 11/25/2051 (m)	395,761
311,866	Pamco Cayman, Ltd., Series 1997-1A, Class B 7.91%, 8/6/2049 (a)(b)	125,651

	Total Non-U.S. Asset-Backed Securities (Cost $12,973,153)	12,855,712

4	See Glossary on page 8 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

U.S. Agency Collateralized Mortgage Obligation (l) - 2.8%
10,016,146	FREMF Mortgage Trust, Series 2019-KF60, Class C VAR LIBOR USD 1 Month + 6.000%, 8.49%, 2/25/2026	10,000,000

	Total U.S. Agency Collateralized Mortgage Obligations (Cost $9,999,990)	10,000,000

Shares

U.S. Preferred Stock (q) - 2.1%

REAL ESTATE - 2.1%
370,968	Braemar Hotels & Resorts, Inc., REIT	7,385,973

	Total U.S. Preferred Stock (Cost $5,750,000)	7,385,973

U.S. Rights - 1.7%

UTILITIES - 1.7%
7,905,143	Texas Competitive Electric Holdings Co., LLC	5,980,241

	Total U.S. Rights (Cost $22,062,762)	5,980,241

Principal Amount ($)

Non-U.S. Corporate Bonds & Notes - 0.7%

ENERGY - 0.7%
37,083,000	Ocean Rig UDW, Inc. 7.25%, 04/01/19 (a)(b)(c)(i)(l)	2,558,727

	Total Non-U.S. Corporate Bonds & Notes (Cost $28,728,908)	2,558,727

Contracts

Purchased Call Options (d) - 0.6%
	Total Purchased Call Options (Cost $2,484,261)	2,184,000

Principal Amount ($)

U.S. Corporate Bonds & Notes - 0.3%

ENERGY - 0.0%
290	Sable Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/21 (c)(l)	113

INFORMATION TECHNOLOGY - 0.0%
9,500,000	Avaya, Inc. 10.50%, 03/01/21 (a)(b)(i)	—

UTILITIES - 0.3%
163,580,000	Texas Competitive Electric Holdings Co., LLC	808,371

	Total U.S. Corporate Bonds & Notes (Cost $1,754,899)	808,484

Shares		Value ($)

Non-U.S. Preferred Stock - 0.3%

FINANCIAL - 0.3%
115,000	Itau Unibanco Holding Spon ADR	1,013,150

	Total Non-U.S. Preferred Stock (Cost $995,025)	1,013,150

U.S. Warrants (d) - 0.1%

FINANCIAL - 0.0%
59,755	Ditech Holding Corp., Expires 02/14/2028	322

INDUSTRIALS - 0.1%
1,260,362	American Airlines, Expires	220,563

INFORMATION TECHNOLOGY - 0.0%
38,742	Avaya, Inc., Expires 12/19/2022 (c)(i)	128,236

	Total U.S. Warrants (Cost $54,380)	349,121

Non-U.S. Warrant - 0.0%

HEALTHCARE - 0.0%
42,032	HLS Therapeutics, Inc., Expires 12/31/2049 (a)(b)(c)(d)	189,985

	Total Non-U.S. Warrants (Cost $—)	189,985

Non-U.S. Registered Investment Companies - 1.0%
10,000	BB Votorantim Highland Infrastructure LLC (a)(b)(e)	3,573,037

	Total Non-U.S. Registered Investment Companies (Cost $4,571,783)	3,573,037

U.S. Registered Investment Companies (e) - 5.0%
544,599	Highland Merger Arbitrage Fund, Class Z (d)	10,026,067
351,861	NexPoint Strategic Opportunities Fund	7,660,014

	Total U.S. Registered Investment Companies (Cost $18,739,942)	17,686,081

Principal Amount ($)

U.S. Cash Equivalents (n) - 0.9%

MONEY MARKET FUND - 0.9%
3,019,885	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.390%	3,019,885

	Total U.S. Cash Equivalents (Cost $3,019,885)	3,019,885

Total Investments - 150.2%		528,143,114

(Cost $698,259,630)

See Glossary on page 8 for abbreviations along with accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Securities Sold Short (o) - (27.9)%

U.S. EXCHANGE-TRADED FUND - (0.9)%
(50,500)	Direxion Daily Small Capital Bull 3X Shares (d)	(3,086,560)

	Total U.S. Exchange-Traded Funds (Proceeds $2,990,935)	(3,086,560)

Shares

Non-U.S. Equity - (0.8)%

COMMUNICATION SERVICES - (0.8)%
(80,000)	Nintendo Co, Ltd. Spon ADR (c)	(2,869,600)

	Total Non-U.S. Equity (Proceeds $2,689,058)	(2,869,600)

U.S. Equity - (26.2)%

COMMUNICATION SERVICES - (12.8)%
(97,050)	Netflix, Inc. (c)(p)	(34,604,148)
(302,200)	Zillow Group, Inc., Class C (p)	(10,498,428)

		(45,102,576)

ENERGY - (1.3)%
(66,250)	Cheniere Energy, Inc. (c)(p)	(4,528,850)

HEALTHCARE - (12.1)%
(490,150)	Boston Scientific Corp. (p)	(18,811,957)
(68,500)	Stryker Corp.	(13,530,120)
(80,000)	Zimmer Holdings, Inc. (c)	(10,216,000)

		(42,558,077)

	Total U.S. Equity (Proceeds $40,914,109)	(92,189,503)

	Total Securities Sold Short - (27.9)% (Proceeds $46,594,102)	(98,145,663)

Other Assets & Liabilities, Net - (22.1)%		(77,532,617)

Net Assets - 100.0%		351,792,834

(a)

Securities with a total aggregate value of $72,305,214, or 20.5% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(b)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $72,305,214, or 20.5% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2019. Please see Notes to Investment Portfolio.

(c)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(d)	Non-income producing security.
(e)	Affiliated issuer. Assets with a total aggregate market value of $103,282,450, or 29.3% of net assets, were affiliated with the Fund as of March 31, 2019.
(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
TerreStar Corporation	U.S. Equity	11/14/2014	$48,015,562	$48,421,444	13.8%

(g)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $323,323,827.
(h)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2019, the LIBOR USD 1 Month and LIBOR USD 3 Month rates were 2.49% and 2.60%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(i)	The issuer is, or is in danger of being, in default of its payment obligation.
(j)	Represents value held in escrow pending future events. No interest is being accrued.
(k)	Step Bonds - Represents the current rate, the step rate, the step date and the final maturity date.
(l)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $25,613,289 or 7.3% of net assets.

(m)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2019. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.49% and 3 months equal to 2.60%.

(n)	Rate shown is 7 day effective yield.
(o)	As of March 31, 2019, $52,363,247 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.
(p)	No dividend payable on security sold short.
(q)	There is no rate available.

6	See Glossary on page 8 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2019	Highland Global Allocation Fund

Purchased options contracts outstanding as of March 31, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
CRUDE OIL FUT OPT Jun19C 60.5	$60.50	Societe Generale	May 2019	1,050	70,927,500	$2,484,261	$2,184,000

Written options contracts outstanding as of March 31, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
CRUDE OIL FUT OPT Jun19C 64.5	$64.50	Societe Generale	May 2019	(1,050)	70,927,500	$(844,216)	$(672,000)

The Fund had the following futures contracts open at March 31, 2019:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Value
Short Futures:
S&P 500 Index E-MINI	June 2019	(215)	$30,203,642	$(302,708)	$(302,708)

See Glossary on page 8 for abbreviations along with accompanying Notes to Financial Statements.	7

GLOSSARY: (abbreviations that may be used in the preceding statements) (unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FREMF	Freddie Mac Multi-Family
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SPON	Sponsored
USD	United States Dollar
VAR	Variable Rate

8	Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2019 (unaudited)	Highland Global Allocation Fund

($)
Assets
Investments, at value	421,840,779
Affiliated investments, at value (Note 10)	103,282,450

Total Investments, at value	525,123,229
Cash equivalents (Note 2)	3,019,885
Cash	274,619
Restricted Cash — Securities Sold Short and Written Options (Notes 2 and 3)	52,363,247
Foreign currency	502,354
Foreign tax reclaim receivable	133,553
Receivable for:
Investment sold	5,599,614
Dividends and interest	1,665,895
Fund shares sold	2,386,628
Due from broker	505,495
Prepaid expenses and other assets	889,980

Total assets	592,464,499

Liabilities:
Notes payable (Note 6)	132,533,210
Securities sold short, at value (Notes 2 and 8)	98,145,663
Written options contracts, at value (Note 3)	672,000
Payable for:
Investments purchased	5,303,502
Fund shares redeemed	1,373,273
Investment advisory and administration fees (Note 6)	105,394
Dividends on securities sold short	104,589
Accounting services fees	117,098
Conversion costs (Note 2)	1,693,048
Trustees fees	32,292
Interest expense and commitment fee payable (Note 6)	36,077
Variation margin	180,600
Transfer agent fees	130,239
Accrued expenses and other liabilities	244,680

Total liabilities	240,671,665

Commitments and Contingencies (Note 6)
Net Assets	351,792,834

Net Assets Consist of:
Paid-in capital	797,736,320
Total distributable loss	(445,943,486)

Net Assets	351,792,834

Investments, at cost	556,830,996
Affiliated investments, at cost (Note 10)	141,428,634
Cash equivalents, at cost (Note 2)	3,019,885
Foreign currency, at cost	503,248
Proceeds from securities sold short	46,594,102
Written option premiums received	844,216

Common Shares
Shares outstanding ($0.001 par value; unlimited shares authorized)	23,285,451
Net asset value, offering and redemption price per share	15.11

See accompanying Notes to Financial Statements.	9

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2019 (unaudited)	Highland Global Allocation Fund

($)
Investment Income:
Income:
Dividends from unaffiliated issuers	4,113,279
Dividends from affiliated issuers (Note 10)	2,821,309
Less: Foreign taxes withheld	(2,758)
Interest from unaffiliated issuers	2,898,759
Interest paid in-kind from affiliated issuers	1,200,802
Other income	813,967

Total income	11,845,358

Expenses:
Investment advisory (Note 7)	950,212
Accounting services fees	118,170
Distribution and shareholder service fees: (Note 7)
Class A	167,920
Class C	305,447
Transfer agent fees	310,894
Legal fees	74,377
Registration fees	29,017
Audit fees	161,033
Interest expense and commitment fees (Note 6)	2,604,165
Insurance	4,686
Conversion costs	792,420
Trustees fees (Note 7)	51,333
Reports to shareholders	117,053
Custodian/wire agent fees	38,628
Dividends and fees on securities sold short (Note 2)	152,224
Other	245,497

Total operating expenses before waiver and reimbursement	6,123,076
Less: Expenses waived or borne by the adviser and administrator	(252,202)

Net operating expenses	5,870,874

Net investment income	5,974,484

Net Realized and Unrealized Gain (loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	(2,299,567)
Investments from affiliated issuers (Note 10)	4,476,582
Securities sold short (Note 2)	(43,546)
Written options contracts (Note 3)	(106,202)
Foreign currency related transactions	(94,330)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in unaffiliated issuers	(2,694,866)
Investments in affiliated issuers (Note 10)	(32,075)
Securities sold short (Note 2)	4,528,221
Written options contracts (Note 3)	172,216
Futures contracts (Note 3)	(302,708)
Foreign currency related translations	(31,897)

Net realized and unrealized gain (loss) on investments	3,571,828

Total increase in net assets resulting from operations	9,546,312

10	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Global Allocation Fund

	Six Months Ended March 31, 2019 (unaudited) ($)	Year Ended September 30, 2018 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	5,974,484	17,536,785
Net realized (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	1,932,937	(102,577,315)
Net increase in unrealized appreciation on investments, securities sold short, written options and foreign currency transactions	1,638,891	117,503,929

Net Increase from operations	9,546,312	32,463,399

Distributions
Class A	—	(7,316,208)
Class C	—	(3,731,739)
Class Y†	(2,468,258)	(5,219,394)
Return of capital:
Class A	—	(3,365,442)
Class C	—	(1,716,593)
Class Y†	—	(2,400,911)

Total distributions	(2,468,258)	(23,750,287)

Increase in net assets from operations and distributions	7,078,054	8,713,112

Share transactions:
Proceeds from sale of shares
Class A	833,384	11,238,288
Class C	371,180	12,139,685
Class Y	263,446,405	56,903,923
Value of distributions reinvested
Class A	—	9,920,585
Class C	—	4,222,201
Class Y	—	6,119,220
Cost of shares redeemed
Class A	(198,054,309)	(90,127,788)
Class C	(92,686,380)	(80,655,298)
Class Y	(38,761,177)	(193,998,230)

Net decrease from shares transactions	(64,850,897)	(264,237,414)

Total decrease in net assets	(57,772,843)	(255,524,302)

Net Assets
Beginning of period	409,565,677	665,089,979

End of period	351,792,834	409,565,677

†	See Note 1 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.	11

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Global Allocation Fund

	Six Months Ended March 31, 2019 (unaudited)	Year Ended September 30, 2018
CAPITAL STOCK ACTVITIY - SHARES*

Class A:
Shares Sold	(3,180,370)	1,295,700
Issued for distribution reinvested	—	1,188,136
Shares Redeemed	(11,128,492)	(10,712,388)

Net Decrease in fund shares	(14,308,862)	(8,228,552)

Class C:
Shares Sold	(20,651)	1,590,900
Issued for distribution reinvested	—	581,237
Shares Redeemed	(7,256,346)	(11,034,420)

Net Decrease in fund shares	(7,276,997)	(8,862,133)

Class Y:
Shares Sold	19,982,077	5,462,086
Issued for distribution reinvested	—	609,362
Shares Redeemed	(6,397,123)	(19,167,635)

Net Increase (Decrease) in fund shares	13,584,954	(13,096,187)

*

Capital stock activity prior to February 15, 2019 has been adjusted to give effect to an approximately 1 to 1.4217 reverse stock split as part of the conversion to a closed-end fund (Note 11). Distribution activity related to the A, C and Y share classes relates to the period from October 1, 2018 through February 15, 2019.

12	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

Period Ended March 31, 2019 (unaudited)	Highland Global Allocation Fund

($)
Cash Flows Used in Operating Activities:
Net increase in net assets resulting from operations	9,546,312

Adjustments to Reconcile Net Investment Gain to Net Cash Used in Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(84,305,143)
Purchases of investment securities from affiliated issuers	(5,636,815)
Proceeds from disposition of investment securities from unaffiliated issuers	71,857,346
Proceeds from disposition of investment securities from affiliated issuers	(67,916,850)
Purchases of short-term portfolio investments, net	8,060,403
Purchases of securities sold short	(4,798,806)
Proceeds of securities sold short	2,991,614
Net proceeds received on written options contracts	738,014
Amortization of premiums	(268,637)
Net realized loss on Investments from unaffiliated issuers	2,299,567
Net realized gain on Investments from affiliated issuers	(4,476,582)
Net realized loss on securities sold short, written options contracts and foreign currency transactions	286,358
Net change in unrealized appreciation/ (depreciation) on investments, affiliated investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	(1,941,599)
Decrease in restricted cash	9,806,342
Increase in foreign tax reclaim receivable	(133,553)
Decrease in receivable for investments sold	(3,517,444)
Increase in dividends and interest receivable	976,495
Decrease in prepaid expenses and other assets	4,740,345
Increase due from broker	(180,988)
Decrease in due to custodian	(396,467)
Increase in payable for variation margin	180,600
Decrease in payable upon receipt of securities on loan	(155,000)
Increase in payable for investments purchased	4,583,969
Decrease in payables to related parties	(125,705)
Decrease in accrued dividends on short sales	(22,859)
Increase in payable for commitment fees	36,077
Decrease in payable for custody fees	(43)
Increase in payable for conversion costs	184,640
Increase in payable to transfer agent fees	52,562
Decrease in accrued expenses and other liabilities	(1,365,260)

Net cash flow used in operating activities	76,932,593

Cash Flows Used In Financing Activities:
Decrease in notes payable	(6,192,229)
Payments on shares redeemed	(329,907,221)
Proceeds from shares sold	262,538,315
Distributions paid in cash	(2,468,258)

Net cash flow provided by financing activities	(76,029,393)

Effect of exchange rate changes on cash	(126,227)

Net Decrease in Cash	776,973

Cash and Foreign Currency/Due to Custodian:
Beginning of year	—

End of year	776,973

Supplemental disclosure of cash flow information:
Reinvestment of distributions	—

Cash paid during the year for interest expense and commitment fees	2,604,165

Paid-in-kind interest income	1,200,802

See accompanying Notes to Financial Statements.	13

FINANCIAL HIGHLIGHTS

Highland Global Allocation Fund

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2019 (unaudited)		For the Years Ended September 30,
			2018*‡	2017*‡	2016*‡	2015*‡	2014*‡

Net Asset Value, Beginning of Period	$14.63		$14.16	$14.12	$13.86	$17.36	$14.73

Income from Investment Operations:

Net investment income(a)	0.23		0.54	1.11	1.22	0.55	0.31

Net realized and unrealized loss	0.40		0.55	(0.11)	0.03	(2.87)	3.07

Total from Investment Operations	0.63		1.09	1.00	1.25	(2.32)	3.38

Less Distributions Declared to shareholders:

From net investment income	(0.15)		(0.43)	(0.92)	(0.94)	(0.65)	(0.27)

From net realized gains	—		—	—	—	(0.53)	(0.48)

From return of capital	—		(0.20)	(0.03)	(0.06)	—	—

Total distributions declared to shareholders	(0.15)		(0.63)	(0.95)	(1.00)	1.18	(0.75)

Net Asset Value, End of period(b)	$15.11		$14.63	$14.16	$14.12	$13.86	$17.36

Total Return(b)(c)	(0.90	)%(f)	7.95%	7.01%	9.91%	(14.41)%	23.39%

Ratios to Average Net Assets/Supplemental Data:(d)

Net Assets, End of Period (000’s)	$351,793		$128,353	$254,539	$367,251	$775,238	$246,907

Gross operating expenses(e)(g)	3.11%		2.38%	1.20%	1.11%	0.69%	0.69%

Net investment income	3.55%		3.73%	7.59%	9.24%	3.16%	1.79%

Portfolio turnover rate	16	%(f)	51%	66%	100%	108%	195%

*	Per share data prior to February 15, 2019 has been adjusted to give effect to an approximately 1 to 1.4217 reverse stock split as part of the conversion to a closed-end fund. (Note 1)
‡	Reflects the financial highlights of Class Y of the open-end fund prior to the conversion.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Prior to February 15, 2019, total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Not annualized.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2019	For the Years Ended September 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.97%	2.38%	1.19%	1.05%	0.69%	0.69%

Interest expense and commitment fees	1.43%	1.02%	0.37%	0.11%	0.01%	—%

Dividends and fees on securities sold short	0.08%	0.16%	0.05%	0.17%	0.03%	—%

14	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2019	Highland Global Allocation Fund

Note 1. Organization

Highland Global Allocation Fund (the “Fund”) is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. This report covers information for the six months ended March 31, 2019.

On November 8, 2018, shareholders of the Fund approved a proposal authorizing the Board of Trustees (the “Board”) of the Fund to convert the fund from an open-end fund to a closed-end fund at a special meeting of shareholders. The Board took action to convert the Fund to a closed-end fund effective shortly after 4:00 p.m. Eastern Time on February 14, 2019 (the “Conversion Date”). The Fund also effected an approximately 1-for-1.4217 reverse stock split of the Fund’s issued and outstanding shares on February 14, 2019, thereby reducing the number of shares outstanding. Shareholders were paid cash for any fractional shares resulting from the reverse stock split. The Fund began listing its shares for trading on the New York Stock Exchange (the “NYSE”) on February 19, 2019 under the ticker symbol “HGLB”. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). Prior to the Conversion Date, the Fund issued Class A, Class C, and Class Y shares. The Fund incurred $2,258,408 in Conversion costs related to the fund conversion to a closed-end fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Fund is an investment company that applies the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the

New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s consolidated financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

(rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2019, the Fund’s investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, exchange-traded funds, rights, warrants, securities sold short, and collateralized loan obligations. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, registered investment companies, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2019 is as follows:

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
U.S. Equity
Chemicals	$626,059	$—	$—	$626,059
Communication Services	53,105,961	4,684,517	—	48,421,444
Consumer Discretionary	8,003,999	8,003,999	—	—
Energy	25,342,550	25,342,550	—	—
Financial	1,913,861	1,913,861	—	—
Healthcare	21,466,821	21,466,821	—	—
Industrials	2,548,708	2,548,708	—	—
Information Technology	7,947,653	7,947,653	—	—
Materials	26,234,946	26,234,946	—	—
Media	2,207,528	—	—	2,207,528
Real Estate	8,801,893	8,801,893	—	—
Utilities	111,359,642	111,359,642	—	—
U.S. Master Limited Partnerships
Energy	74,118,907	74,118,907	—	—
U.S. Senior Loans
Chemicals	1,067,937	—	—	1,067,937
Communication Services	14,915,703	—	1,380,857	13,534,846
Energy	20,300,633	—	20,300,633	—
Financial	1,424,582	—	1,424,582	—
Retail	5,254,225	—	5,254,225	—
Service	1,846,875	—	1,846,875	—
Utilities	259,072	259,072	—	—
Non-U.S. Government Bonds
Sovereign	36,328,125	—	36,328,125	—
Regional Authority	884,609	—	884,609	—
Non-U.S. Equity
Banks	198,737	198,737	—	—
Communication Services	1,926,021	1,926,021	—	—
Consumer Discretionary	9,444,538	9,444,538	—	—
Consumer Staples	1,587,056	1,587,056	—	—
Energy	642,800	642,800	—	—
Financial	3,178,253	3,178,253	—	—
Healthcare	87,961	87,961	—	—
Industrials	10,817,085	10,817,085	—	—
Real Estate	132,287	132,287	—	—
Utilities	6,563,691	6,563,691	—	—
U.S. Registered Investment Companies	17,686,081	17,686,081	—	—
Non-U.S. Asset-Backed Securities	12,855,712	—	12,730,061	125,651
U.S. Agency Collateralized Mortgage Obligations	10,000,000	—	10,000,000	—
U.S. Preferred Stock
Real Estate	7,385,973	—	7,385,973	—
U.S. Rights
Utilities	5,980,241	5,980,241	—	—
Non-U.S. Registered Investment Companies	3,573,037	—	—	3,573,037

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

	Total value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Non-U.S. Corporate Bonds & Notes
Energy	$2,558,727	$—	$—	$2,558,727
U.S. Purchased Call Options	2,184,000	2,184,000	—	—
Non-U.S. Preferred Stock
Financial	1,013,150	1,013,150	—	—
U.S. Corporate Bonds & Notes
Energy	113	—	113	—
Information Technology	—	—	—	—	(1)
Utilities	808,371	—	808,371	—
U.S. Warrants
Financial	322	—	322	—
Industrials	220,563	220,563	—	—
Information Technology	128,236	—	128,236	—
Non-U.S. Warrants
Healthcare	189,985	—	—	189,985
U.S. Cash Equivalents	3,019,885	3,019,885	—	—

Total Assets	528,143,114	357,364,918	98,472,982	72,305,214

Liabilities
Securities Sold Short
Exchange Traded Funds	(3,086,560)	(3,086,560)	—	—
Non-U.S. Equity	(2,869,600)	(2,869,600)	—	—
U.S. Equity
Communication Services	(45,102,576)	(45,102,576)	—	—
Energy	(4,528,850)	(4,528,850)	—	—
Healthcare	(42,558,077)	(42,558,077)	—	—
Other Financial Instruments
Written Call Options	(672,000)	(672,000)	—	—
Future	(302,708)	(30,506,350)	—	—

Total Liabilities	(99,120,371)	(99,120,371)	—	—

Total	$429,022,743	$258,244,547	$98,472,982	$72,305,214

(1)	This category includes securities with a value of zero.

The table below sets forth a summary of changes in the Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended March 31, 2019.

	Balance as of September 30, 2018	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchase	Net (Sales)	Balance as of March 31, 2019
Highland Global Allocation Fund
U.S. Equity
Chemicals	$1,296,206	$—	$—	$—	$—	$(670,147)	$—	$—	$626,059
Communication Services	64,277,652	—	—	—	4,155,617	2,945,025	—	(22,956,850)	48,421,444
Media	2,127,254	—	—	—	—	80,274	—	—	2,207,528
U.S. Senior Loans
Chemicals	1,060,993	—	—	6,905	—	39	—	—	1,067,937
Communication Services	52,268,596	—	—	(1,000)	(48,061)	47,833	1,227,478	(39,960,000)	13,534,846

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

	Balance as of September 30, 2018	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchase	Net (Sales)	Balance as of March 31, 2019
Non-U.S. Registered Investment Company	$2,966,972	$—	$—	$—	$—	$606,065	$—	$—	$3,573,037
Non-U.S. Asset-Backed Security	117,574	—	—	84	—	7,993	—	—	125,651
Non-U.S. Corporate Bonds & Notes
Energy	2,558,727	—	—	—	—	—	—	—	2,558,727
U.S. Warrants
Healthcare	201,754	—	—	—	—	(11,769)	—	—	189,985
Information Technology	199,521	—	(107,509)	—	—	(92,012)	—	—	—

Total	$127,075,249	$—	$(107,509)	$5,989	$4,107,556	$2,913,301	$1,227,478	$(62,916,850)	$72,305,214

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments for the six months ended March 31, 2019, there were no transfers between Levels.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Equity	$51,255,031	Multiples Analysis	Unadjusted Price/MHz-PoP	$0.12 - $0.95
			Risk Discount	39.0% - 42.3%
			LTM EBITDA Multiple	7.17x
			Liquidity Discount	10%
			Size Adjustment	10%
		Discounted Cash Flow	Discount Rate	15%
		Net Asset Value	N/A	N/A
U.S. Senior Loans	14,602,783	Discounted Cash Flow	Discount Rate	11.1%
			Spread Adjustment	0.1%
		Debt-Loan Spread	Adjusted Yield	10.23% - 16.10%
			Swap Rate	2.17% - 2.23%
Registered Investment Companies	3,573,037	Net Asset Value	N/A	N/A
Corporate Bonds & Notes	2,558,727	Liquidation Analysis	Claim Amount: Percent of Par	6.9%
		Net Asset Value	N/A	N/A
Warrants	189,985	Black-Scholes Model	Annualized Volatility	50.0%
Asset-Backed Securities	125,651	Discounted Cash Flow	Discount Rate	20.9%

Total	$72,305,214

The significant unobservable inputs used in the fair value measurement of the Fund’s bank loan securities are: liquidity discount, asset specific discount, multiple of revenue, multiple of EBITDA, discount rate and spread adjustment. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

In addition to the unobservable inputs utilized for various valuation methodologies, the Investment Adviser frequently uses a combination of two or more valuation methodologies

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

to determine fair value for a single holding. In such instances, the Investment Adviser assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 20% to as high as 75% as of March 31, 2019. The selection of weightings is an inherently subjective process, dependent on professional judgment. These selections may have a material impact to the concluded fair value for such holdings.

The significant unobservable inputs used in the fair value measurement of the Fund’s common equity securities are: multiple of revenue, multiple of EBITDA, price/MHz-PoP multiple, risk discount, scenario probabilities, illiquidity discount, discount rate and terminal multiple. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the risk discount is accompanied by a directionally opposite change in the assumption for the price/MHz-PoP multiple.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount on taxable bonds and loans is computed to the call date, while amortization of premium on taxable bonds and loans is computed to the call or maturity date, whichever is shorter, both using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

The Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Fund’s consolidated financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Fund declares and pays investment income distributions quarterly. The Fund typically declares and pays distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Consolidated Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios. Cash held as collateral for securities sold short is classified as restricted cash on the Statement of Assets and Liabilities, as applicable. Restricted cash in the amount of $48,085,115 was held with the broker for the Fund. Additionally, securities valued at $89,119,507 were posted in the Fund’s segregated account for collateral for short sales, written option contracts, and secured credit facility.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction breakup fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are non-recurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Conversions Costs

In conjunction with the shareholder proposal to convert the Fund from an open-end fund to a closed-end fund (see Note 14), the Fund has incurred legal fees and other fees in preparation of this conversion. These conversion costs include both actual and estimated fees, and are included in the Statement of Operations as conversion fees.

Note 3. Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Fund invests in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain/(loss) on the expiration or closing of a futures contract.

At March 31, 2019, the Fund did not hold any futures contracts. During the six months ended March 31, 2019, the Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as “Restricted Cash — Futures.”

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified

Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the six months ended March 31, 2019, the Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of the Fund.

Additional Derivative Information

The Fund follows adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund discloses a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Fund related to the derivatives.

The Fund did not have any derivative instruments outstanding as of March 31, 2019.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Fund to make

(or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover its net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2019, is as follows:

Fund	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Interest Rate Risk	$(478,461	)(2)(3)(4)	$(128,044	)(4)(5)
Equity Price Risk	2,483,094	(2)(3)	(302,708	)(1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures contracts.

22	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

(2)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers. Purchased options only.
(3)	Statement of Operations location: Realized gain (loss) on written options contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) on investments. Purchased options only.
(5)	Statement of Operations location: Change in unrealized appreciation (depreciation) on written options.

The average monthly volume of derivative activity for the six months ended March 31, 2019, is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Futures Contracts(1)	36	$—
Purchased Options Contracts	749	—
Written Options Contracts	361	—

(1)	Futures Contracts average monthly volume is calculated using Appreciation/(Depreciation).

Note 4. Securities Lending

The Fund may seek additional income by making secured loans of its portfolio securities through its custodian, State Street Bank and Trust Company (“State Street”). Such loans will be in an amount not greater than one-third of the value of the Fund’s total assets. State Street will charge a Fund fees based on a percentage of the securities lending income.

The Fund will receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency.

Under the SLA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof. During the six months ended March 31, 2019, the Fund did not participate in securities lending.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and

Semi-Annual Report	23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

At September 30, 2018, the Funds’ most recent tax year end, components of distributable earnings on a tax basis is as follows:

Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
$—	$—	$—	$(1,636,678)	$(214,030,878)	$(237,353,984)

(1)	Other temporary differences are comprised of dividends payable, organizational expenses, partnership adjustments and default loan market discounts.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and other adjustments.

As of September 30, 2018, the most recent tax year-end, the Fund has capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated there- under. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

2019	No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
$—	$91,902,358	$19,715,350	$111,617,708

(1)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax composition of distributions paid during the years ended September 30, 2018 and September 30, 2017 (unless otherwise indicated) were as follows:

		Distributions Paid From:
	Exempt Interest	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital(2)
2018	$—	$16,267,341	$—	$7,482,946
2017	—	57,260,233	—	2,173,047

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

Unrealized appreciation and depreciation at March 31, 2019, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
$27,900,168	$(249,356,278)	$(221,456,110)	$698,259,630

Under current laws, certain capital losses after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30,

2018, the Fund elected to defer the following losses incurred from November 1, 2017 through September 30, 2018:

Realized Capital Losses	Ordinary Losses
$(102,177,666)	$(235,504)

24	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

Note 6. Credit Agreement

On January 10, 2018, the Fund entered into a financing arrangement (the “Financing Arrangement”) with BNP Paribas Prime Brokerage International, Ltd., BNP Prime Brokerage, Inc., acting through its New York Branch, and BNP Paribas (together, the “BNPP Entities”). Under the Financing Agreement, the BNPP Entities may make margin loans to the Fund at rates ranging from 1 month LIBOR + 0.50% to 1 month LIBOR + 0.80%. The Financing Arrangement may be terminated by either the Fund or the BNPP Entities with 30 days’ notice. At March 31, 2019, current outstanding and fair value amounts were $131,336,963 and $138,776,751, respectively. The Fund’s average daily balance was $125,040,450 at a weighted average interest rate of 3.27% for the days outstanding.

Note 7. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Administration Fees

For its investment advisory services, the Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Fund’s contractual advisory fee with Highland for the six months ended March 31, 2019 was 0.40%.

On behalf of the Fund, the Trust has entered into an administration agreement with State Street and pays State Street a fee for administration services. The Investment Adviser generally assists in all aspects of the Fund’s administration and operations and furnishes offices, necessary facilities, equipment and personnel.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to their distribution plans under Rule 12b-1 under the 1940 Act, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 0.90% of average daily net assets attributable to any class of the Fund the “Expense Cap”. The Expense Cap expired on January 31, 2019.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement

The expanded language included here, which was moved from FN 2 on p. 27 of 56, is due to the following comment from PwC on the previous disclosure.

On March 31, 2019, the amounts subject to possible future recoupment under the Fund’s expense limitations were as follows:

Expiring during Fiscal Years Ending September 30,
2019	2020	2021
$368,843	$—	$—

During the six months ended March 31, 2019, the Investment Adviser did not recoup any fees previously waived or reimburse.

Receivable for Fund Shares Sold

Subsequent to September 30, 2018, it was determined that the valuation of the Fund’s investment in equity issued by TerreStar Corporation was incorrect during the period beginning in March 2018 through January 2019. In February 2019, the Fund received a payment of approximately $5.2 million from the Adviser for overpayments made by the Fund on redemption payments to certain shareholders resulting from the incorrect valuation. As of March 31, 2019, the Fund had a “Receivable for Fund shares sold” on the Statement of Assets and Liabilities of approximately $2.4 million that was also due from the Adviser relating to the incorrect valuation. This amount was paid in full, with interest due, on May 2, 2019. A payable of approximately $1.4 million is reflected in “Payable for Fund shares redeemed” on the Statement of Assets and Liabilities for amounts owed to certain other shareholders for subscription overpayments resulting from the incorrect valuation. The Fund’s former Transfer Agent has been engaged to assess the extent and impact of errors related to subscription overpayments. Upon completion of the remaining assessment, the Adviser will process the amounts payable to shareholders under the Fund’s NAV error policy. As a part of this process, all NAV’s that were materially affected by the incorrect valuation from March 2018 through January 2019 will be restated as soon as possible.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all

Semi-Annual Report	25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Effective December 4, 2015, Mr. Powell resigned from his position with the Investment Adviser. Prior to December 8, 2017, Mr. Powell was treated as an Interested Trustee of the Trust for all purposes other than compensation and the Trust’s code of ethics.

The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $15,556 of front-end sales charges from the sale of Class A shares and $122,525 in contingent deferred sales charges from the redemption of Class C shares of the Fund during the six months ended March 31, 2019.

Indemnification

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if the Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as

26	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. A Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a regulated investment company, and its strategy may bear adversely on its ability to so qualify.

Illiquid and Restricted Securities Risk

Certain investments made by the Fund are, and others may be, illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Fund, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased. A high percentage of illiquid securities in a Fund creates a risk that such a Fund may not be able to redeem its shares without causing significant dilution to remaining shareholders.

Master Limited Partnership (“MLP”) Risk

Master Limited Partnership Risk is the risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Fund may hold a significant investment in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows, and changes in the regulatory environment could adversely affect the profitability of MLPs.

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates.

Leverage Risk

The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.

Non-U.S. Securities Risk

The Fund may invest in non-U.S. securities. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower

Semi-Annual Report	27

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.

Senior Loans Risk

The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Valuation Risk

Certain of the Fund’s assets are fair valued, including the Fund’s primary illiquid asset, TerreStar. TerreStar is a non-operating company that does not currently generate revenue and which primarily derives its value from two spectrum frequencies, the license with respect to one of which was terminated by the FCC and is being contested by TerreStar on technical and public policy grounds. TerreStar currently anticipates such contest may take between 12 to 30 months and expects deployment of its other spectrum asset to require a similar period of time. If TerreStar is ultimately unsuccessful in its efforts, the terminated license would not be reinstated and the value of the TerreStar equity would likely be materially negatively impacted. The fair valuation of TerreStar involves uncertainty as it is materially dependent on these estimates.

With regard to the likelihood of TerreStar regaining the terminated license, the Investment Adviser assigned a high probability of success, based in part in consultation with outside experts.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2019, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$—	$—	$89,941,958	$139,774,196

28	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

Note 10. Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund as of March 31, 2019:

Issuer	Shares at September 30, 2018	Beginning Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2018	Shares at December 31, 2018	Affiliated Income
Other Affiliates
TerreStar Corp. (U.S. Equity)	235,122	$64,277,652	$—	$(22,956,850)	$4,155,617	$2,945,025	$48,421,444	169,531	$—
Gambier Bay LLC (U.S. Equity)	16,054,749	2,127,254	—	—	—	80,274	2,207,528	16,054,749	—
NexPoint Residential Trust (U.S. Equity)	—	—	1,999,998	—	—	341,656	2,341,654	61,076	13,610
TerreStar Corp. (U.S. Senior Loans)	52,320,917	52,268,596	1,227,478	(39,960,000)	(48,061)	46,833	13,534,846	13,548,395	1,200,802
Highland Energy MLP Fund (Master Limited Partnerships)	4,629,572	16,897,938	826,953	—	—	(2,207,031)	15,517,860	4,895,224	826,953
BB Votorantim Highland Infrastructure LLC (Registered Investment Companies)	10,000	2,966,972	—	—	—	606,065	3,573,037	10,000	—
Highland Merger Arbitrage Fund (Registered Investment Companies)	688,774	14,725,982	1,582,386	(5,000,000)	369,026	(1,651,327)	10,026,067	544,599	1,558,513
NextPoint Strategic Opportunities Fund (Registered Investment Companies)	351,861	7,881,686	—	—	—	(221,672)	7,660,014	351,861	422,333

Total	74,290,995	$161,146,080	$5,636,815	$(67,916,850)	$4,476,582	$(60,177)	$103,282,450	35,635,435	$4,022,111

Note 11. Reverse Share Split

Effective February 15, 2019, the Fund executed a 1-for-1.4217 reverse share split for shareholders of record after the close of markets on February 15, 2019. The effect of this transaction for the Fund was to divide the number of outstanding shares of the Fund, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Note 12. New Accounting Pronouncements

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows to explain the change during the period in the total of cash, restricted cash and cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this

Semi-Annual Report	29

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2019	Highland Global Allocation Fund

update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In February 2018, the FASB issued Accounting Standards Update 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update provide a variety of technical corrections and improvements to how entities should account for financial instruments. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years beginning after June 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this update modify a number of disclosure requirements on fair value measurements required to be reported under Topic 820, Fair Value Measurement. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

Note 13. Legal Matters

The Fund received a shareholder demand letter dated March 1, 2018, from an individual purporting to be a shareholder of the Fund (the “Demand Letter”). The Demand Letter alleges that the current and former Board breached their fiduciary duties, and the Investment Adviser breached its advisory agreement, in relation to the Fund’s investment in shares of an affiliated mutual fund, the Highland Energy MLP Fund (also a series of the Trust). The Fund holds $15.5 million (or 61.5%) of the Highland Energy MLP Fund. Upon receipt of the Demand Letter, the Board formed a Demand Review Committee (“DRC”) comprised entirely of independent trustees to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Fund. Aided by independent counsel to the committee, the DRC engaged in a thorough and detailed review of the allegations contained in the Demand Letter. Upon completion of its evaluation, the DRC recommended that the Fund’s independent trustees, who represent a majority of the Board, reject the demand specified in the shareholder Demand Letter.

After considering the report of the DRC, the independent trustees unanimously agreed and rejected the demand, noting that the Demand Letter contained material factual errors and incorrect assumptions, and the proposed suit was meritless and should not be pursued. A copy of the report was provided to the purported shareholder and her counsel.

Notwithstanding the foregoing, the purported shareholder (the “Plaintiff”) filed a shareholder derivative suit against the Fund, certain members of the Board and the Investment Adviser on September 5, 2018 (the “Shareholder Litigation”). Based on the extensive pre-suit investigation and the resulting report, the Fund, Board and Investment Adviser believe the claims made in the Shareholder Litigation are without merit and intend to vigorously defend against them. The case is Lanotte v. Highland Global Allocation Fund et al, 3:18-cv-02360, U.S. District Court for the Northern District of Texas (Dallas). The Demand Letter and the Shareholder Litigation are not related to the Proposals and do not alter the intention of the Fund and the Investment Adviser to redomicile the Fund and convert the Fund into a closed-end fund.

Note 14. Asset Coverage

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding (excluding short-term borrowings). Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness
3/31/2019	$131,336,962	367.9%
9/30/2018	138,725,439	395.2
9/30/2017	—	—
9/30/2016	40,000,000	2,414.9
9/30/2015	—	—
9/30/2014	—	—
9/30/2013	—	—
9/30/2012	—	—
9/30/2011	—	—
9/30/2010	—	—
9/30/2009	—	—

30	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

March 31, 2019	Highland Global Allocation Fund

Note 15. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

On April 7, 2019, the Custodian changed from State Street Bank and Trust Company to Bank of New York Mellon.

As disclosed in Note 7, on May 2, 2019 approximately $2.4 million that was reflected as a receivable for fund shares sold on the Statement of Assets and Liabilities was paid in full, with interest due, by the Adviser.

Semi-Annual Report	31

ADDITIONAL INFORMATION (unaudited)

March 31, 2019	Highland Global Allocation Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period April 1, 2018 through March 31, 2019, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period(1)
Actual Fund Return
Class Y	$1,000.00	$1,043.70	2.44%	$12.43
Hypothetical 5% Return (before expenses)
Class Y	$1,000.00	$1,012.76	2.44%	$12.24

(1)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

32	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

American Stock Transfer & Trust Company, LLC 6201 15th Avenue

Brooklyn, NY 11219

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2121 N. Pearl Street, Suite 2000

Dallas, TX 75201

Fund Counsel

K&L Gates LLP

1 Lincoln Street

Boston, MA 02111

This report has been prepared for shareholders of Highland Global Allocation Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to their portfolio securities, and the Fund’s proxy voting records for the most recent 6-month period ended March 31, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (highlandfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker dealer or bank) or, if you are a direct investor, by contacting the Funds’ transfer agent at 1-877-665-1287.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-665-1287 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Semi-Annual Report	33

Highland Funds

c/o DST Asset Manager Solutions, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

Highland Global Allocation Fund	Semi-Annual Report, March 31, 2019

www.highlandfunds.com	HFII-GAF-SAR-03/19

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Registrant or any “affiliated purchaser” during the period covered by this report.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Prior to the filing date of the 09/30/18 Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective due to a material weakness for the Registrant relating to the application of ASC 820 and reasonableness and reliability of assumptions used in the fair value model which are monitored by the Valuation Committee through the operation of a review control. This control was not designed at an appropriate level of precision to ensure the accurate valuation of Level 3 securities. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. This material weakness resulted in material pricing errors related to a hard-to-value security held by Fund, over a period of time, which resulted in the reprocessing of investor capital activity, as well as material misstatements to the Fund’s semi-annual financial statements as of March 31, 2018 and a material error that was corrected in the annual financial statements for the year ended September 30, 2018. Additionally, this material weakness could result in a misstatement to the investment balances or disclosures that would result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Management has developed a plan to remediate the material weakness described above. Management utilizes a Valuation Sub-Committee as part of its existing valuation process. Management has enhanced the review control by adding a new member to the Valuation Sub-Committee to conduct control activities designed to operate at a level of precision which will enable such errors to be detected. Additionally, Management has undertaken enhancements to its Valuation Committee by providing training materials to members of its Valuation Committee with respect to the application of ASC 820 as well as the usage of subject matter expert inputs as inputs to fair value determinations. Finally, management has undertaken enhancements to its review control by designing additional control activities to more precisely assess the application of ASC 820 to fair value models.

We believe the measures already implemented as described above will facilitate the remediation of the control deficiencies we have identified and strengthen our internal control over financial reporting. Based on the steps we have taken to date and the anticipated timing of appropriate test work to ensure adequate design and operating effectiveness of such steps, we expect that the remediation of the material weakness will be completed by June 30, 2019. We cannot assure you, however, that the steps already taken will remediate such weaknesses, nor can we be certain of whether additional actions will be required or the costs of any such actions. The material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b)

Changes in Internal Controls. Other than the planned enhancements to controls noted above, there have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(a)(4)(i)	Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)	Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND GLOBAL ALLOCATION FUND

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 7, 2019